Group Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operating activities	£ 4,522	£ 4,330	£ 12,537
Dividends received from associates	202	171	394
Tax paid	(1,349)	(1,280)	(2,537)
Net cash generated from operating activities	3,375	3,221	10,394
Cash flows from investing activities
Interest received	78	28	85
Purchases of property, plant and equipment	(110)	(99)	(523)
Proceeds on disposal of property, plant and equipment	22	13	31
Purchases of intangibles	(21)	(52)	(133)
Proceeds on disposal of intangibles	0	0	3
Purchases of investments	(433)	(174)	(257)
Proceeds on disposals of investments	543	81	128
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(38)	(5)	(39)
Net cash generated from/(used in) investing activities	41	(208)	(705)
Cash flows from financing activities
Interest paid on borrowings and financing related activities	(855)	(746)	(1,578)
Interest element of lease liabilities	(14)	(11)	(25)
Capital element on lease liabilities	(80)	(71)	(161)
Proceeds from increases in and new borrowings	2,054	3,162	3,267
Reductions in and repayments of borrowings	(1,050)	(1,087)	(3,044)
(Outflows)/inflows relating to derivative financial instruments	(429)	253	(117)
Purchases of own shares - share buy-back programme	0	(1,256)	(2,012)
Purchases of own shares held in employee share ownership trusts	(110)	(80)	(80)
Coupon paid on perpetual hybrid bonds	0	0	(60)
Dividends paid to owners of the parent	(2,479)	(2,476)	(4,915)
Capital injection from and purchases of non-controlling interests	0	(1)	(1)
Dividends paid to non-controlling interests	(59)	(80)	(158)
Other	(1)	4	6
Net cash used in financing activities	(3,023)	(2,389)	(8,878)
Net cash flows generated from operating, investing and financing activities	393	624	811
Transferred from/(to) held-for-sale	4	(240)	(368)
Differences on exchange	(171)	371	431
Increase in net cash and cash equivalents in the year	226	755	874
Net cash and cash equivalents at 1 January	3,337	2,463	2,463
Net cash and cash equivalents at period end	3,563	3,218	3,337
Cash and cash equivalents	3,681	3,568	3,446
Overdrafts and accrued interest	(118)	(350)	(109)
Net cash and cash equivalents at period end	£ 3,563	£ 3,218	£ 3,337